Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Schedule of Borrowings at Amortized Cost
	2024	2023
Borrowings at amortized cost [1]
Syndicated term loans [1]	$54,940	$64,275
Other term loan [2]	63,352	80,717
Lease liabilities [3]	30,318	35,247
Factoring obligations [4]	4,277	4,111
Bank overdrafts [5]	79	153
Senior Notes [6]	115,000	115,000
Total borrowings	$267,966	$299,503

Current	$226,559	$268,389
Non- Current	$41,407	$31,114

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receiables,net.

Schedule of Syndicated Term Loan
(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
New Banco Credit Agreement	COP	IBR +8.50% (Variable)	2029	54,940	64,275
	Principal currency	Range of Interest	Maturity Year	2024	2023
Other term loans[1]	COP	23.00-26.40% -32.00%A.N. (2023: 17.72%-32% A.E., 23.50% A.N. (Fixed))	2025-2026	$12,553	$14,323
	COP	IBR+2.71%-6.60% - DTF+5.43%(2023: IBR+2.25%-7.25%)	2026-2029	10,516	13,468
	Soles	8.00% - 14.20% A.N.(2023: 8.00% - 12.79% A.N.)	2025	3,441	7,364
	Reales	9.84%-25.44% A.N. (2023: 9.84%-13.08% A.N.)	2026	628	545
	USD	SOFR+ (3%-5.80%)	2025-2029	17,478	23,621
	USD	6.00%-19.68% A.N. (2023: 8% -19.68%A.N.)	2025-2026	18,736	21,396
Total Other term loans				$63,352	$80,717

1.	Other term loans includes reverse factoring transactions. The balance of reserve factoring as of December 31, 2024 and 2023 was of $13,933 and $18,849, respectively.
(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Lease liabilities	COP	IBR+3.82%-7.30%	2026 - 2030	$9,553	$11,082
	COP	IBR+4.20%-8.20%, 7.48%(2023: IBR+4.20%-8.20%)	2025-2031	8,816	6,340
	USD [1]	0.75%-24.00%(2023: 0.75%-24.00%)	2026-2028	10,450	17,180
	COP	1.91%-12.23%, IBR+4.68%	2023	-	-
	Reales	24.00% A.N.(2023: 0.33% - 19.08% A.N.)	2026	1,499	645
Total Lease liabilities				$30,318	$35,247

[1]	Includes lease liabilities of $1,331 (December 31, 2023: $1,501) with related party WM Partners, LP.
(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Portfolio factoring	COP	DTF + 7.00% (2023: DTF+8.00%)	2024	$-	$1,802
	COP	(25.8% A.N (2023: 15%-27% A.N.)	2025	929	1,553
	Reales	15.96% - 18.00% A.N.	2025	3,123	551
	USD	9.50% A.N.(2023: 9.95% A.N.)	2025	225	205
Total Factoring obligations				$4,277	$4,111
(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Overdrafts and credit cards	COP	32.00% A.E. (Fixed)	2025	$21	$20
	USD	SOFR+3.00%+FECI 1.00%	2025	-	18
	USD	17.00% -32.00% A.E. (Fixed)	2025	58	115
Total Overdrafts and credit cards				$79	$153
(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
The Prudential Insurance Company Of America	USD	8.50% A.N.(Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% A.N.(Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% A.N.(Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% A.N.(Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000

Schedule of Payment Commitments Based on the Aforementioned Categories

The Group organizes the rollovers into different categories depending on the subsidiary entering into each contract as follows categories. The refinancing resulted in the following payment commitments based on the aforementioned categories:

Category	Payment commitments	Company	Banks
Category 1	Monthly installments including the principal amount and the corresponding accrued interest from January 2026 to December 2026; except for Bretton Woods, which has monthly interest payments and a single capital payment in December 2026.	Funtrition S.A.S.	Banco de Occidente
Bretton Woods
ITAU
		Procaps S.A.	Banco de Bogotá
Banco de Occidente
Bancolombia
Bancoomeva
BBVA
BCP
		Rymco Medical S.A.S.	Banco de Occidente
		Colbras Industria e Comercio Ltda.	ITAU
Santander
Category 2	A single payment of principal and accrued interest in December 2025.	Procaps S.A. de CV	Banco Cuscatlán
Banco Davivienda
Banco Promerica
Dr. Nico
Gems
Pentágono
Category 3	Monthly installments including the principal amount and accrued interest from January 2025 to December 2025	Pharmarketing S.A.	Banco General de Panama
		Unimed del Perú S.A.	BAN BIF
Banco de Crédito del Peru

Schedule of Supplier Finance Arrangements

The remaining financial amount assigned under these agreements are presented as part of borrowings due to they met the following criteria 1) the assignment is contractually initiated and decided by the company, 2) it extends the period in which the company regularly pays the supplier, 3) the amount of the invoices is paid to the financial entities, and 4) the supplier re charges the company for the discount withheld by the financial entity.

As of December 31
2024
Carrying amount of the financial liabilities that are subject to supplier finance arrangements
Presented as part of “Trade and other payables”, including:
Trade payables for which suppliers have already received payment from the finance provider	335
Presented as part of “Borrowings”, including:
Borrowings for which suppliers have already received payment from the finance provider	13,938
Range of payment due dates	Days
For liabilities presented as part of “Trade and other payables”:
Liabilities that are part of supplier finance arrangements	45-60
Comparable trade payables that are not part of supplier finance arrangements	30-180
For liabilities presented as part of “Borrowings”:
Liabilities that are part of supplier finance arrangements	30-180
Comparable trade payables that are not part of supplier finance arrangements	30-180

Schedule of Reconciliation of Liabilities from Financing Activities

Reconciliation of liabilities arising from financing activities

	January 1, 2024	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2024
Syndicated term loans	64,275	(877)	-	(8,458)	54,940
Other term loan	80,717	(96,246)	82,882	(4,001)	63,352
Lease liabilities	35,247	(5,697)	3,849	(3,081)	30,318
Factoring obligations	4,111	(34,456)	35,566	(944)	4,277
Bank overdrafts	153	(4,041)	3,970	(3)	79
Notes	115,000	-	-	-	115,000
Secured convertible notes	-	-	40,000	(1,253)	38,747
Total liabilities from financing activities	$299,503	$(141,317)	$166,267	$(17,740)	$306,713

1.	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $40,739 and new lease liabilities for $3,849.

2.	Other changes mainly include foreign currency exchange differences of $16,488 and cost amortization of $70.
	January 1, 2023	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2023
Syndicated term loans	38,626	(4,043)	5,556	24,136	64,275
Other term loan	96,851	(112,880)	102,677	(5,931)	80,717
Lease liabilities	34,192	(5,992)	2,574	4,473	35,247
Factoring obligations	2,317	(20,607)	21,702	699	4,111
Bank overdrafts	80	(425)	479	19	153
Notes	115,000	-	-	-	115,000
Total liabilities from financing activities	$287,066	$(143,947)	$132,988	$23,396	$299,503

1.	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.

2.	Other changes include foreign currency exchange differences, cost amortization of $98 and the novation of debt of $13,707 between the Other term loan and the Syndicated term loan.